Lease liabilities	9 Months Ended
Sep. 30, 2022
Lease liabilities.
Lease liabilities

20.Lease liabilities

	September 30,	December 31,
	2022	2021
	$’000	$’000

Current	74,563	50,560
Non‑current	403,339	325,541
Total lease liabilities	477,902	376,101

Lease liabilities represent the net present value of future payments due under long term land leases for leasehold land on which our towers are located and for other leasehold assets such as warehouses and offices. During the nine-month period ended September 30, 2022, payments to the value of $80.5 million were made in respect of recognized lease liabilities, while during the three-month period ended September 30, 2022, payments to the value of $34.5 million were made in respect of recognized lease liabilities. These lease liabilities are unwound using incremental borrowing rates which represent the credit risk of the lessee entity and the length of the lease agreement. The increase in lease liabilities as at September 30, 2022 is due to the GTS SP5 and MTN South Africa Acquisition.

At September 30, 2022, and December 31, 2021, the contractual maturities of the lease liabilities were as follows:

		Total
	Carrying	contractual	Within	2 ‑ 3	4 ‑ 5	Over 5
	value	cash flows	1 year	years	years	years
	$’000	$’000	$’000	$’000	$’000	$’000

September 30, 2022
Lease liabilities	477,902	845,031	78,798	149,453	129,489	487,291

December 31, 2021
Lease liabilities	376,101	700,877	54,303	106,015	99,573	440,986

Lease obligations contractual cash flows are disclosed with the same renewal expectation assumption assessed for lease accounting under IFRS 16. The average remaining lease term remaining at September 30, 2022 is 12.1 years.